Schwab Capital Trust
Schwab International Opportunities Fund

Portfolio Holdings as of July 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 92.4% OF NET ASSETS

Australia 3.9%
Adbri Ltd. *	9,208	15,436
AGL Energy Ltd.	11,196	91,757
Allkem Ltd. *	268,327	2,686,386
ALS Ltd.	9,155	72,410
Altium Ltd.	85,295	2,194,846
Alumina Ltd. *	54,255	52,373
Amcor plc	29,928	307,646
AMP Ltd.	16,292	12,397
Ampol Ltd.	7,059	156,333
Ansell Ltd.	1,972	32,025
APA Group	17,304	116,406
Aristocrat Leisure Ltd.	16,323	432,318
Atlas Arteria Ltd.	13,615	57,553
Aurizon Holdings Ltd.	35,545	91,095
Bank of Queensland Ltd.	5,809	23,606
Beach Energy Ltd.	54,654	59,594
Bendigo & Adelaide Bank Ltd.	5,505	34,666
BHP Group Ltd.	154,540	4,809,573
BlueScope Steel Ltd.	11,653	171,847
Boral Ltd. *	9,720	28,537
Brambles Ltd.	31,259	295,734
carsales.com Ltd.	136,265	2,277,777
Centuria Office REIT	1,689,272	1,647,184
Challenger Ltd.	8,922	43,124
Charter Hall Group	15,557	119,910
Charter Hall Long Wale REIT	772,277	2,137,475
Cleanaway Waste Management Ltd.	33,947	63,008
Cochlear Ltd.	1,967	316,436
Computershare Ltd.	19,388	326,984
Costa Group Holdings Ltd.	414,303	924,015
CSR Ltd.	15,899	61,329
Deterra Royalties Ltd.	8,146	25,816
Domino's Pizza Enterprises Ltd.	838	27,725
Downer EDI Ltd.	13,233	39,121
Endeavour Group Ltd.	34,499	141,009
Flight Centre Travel Group Ltd. *	1,770	27,855
Goodman Group	60,442	835,741
Harvey Norman Holdings Ltd.	10,475	26,649
IDP Education Ltd.	3,725	62,425
Iluka Resources Ltd.	11,773	81,316
Inghams Group Ltd.	1,431,563	2,698,306
Insignia Financial Ltd.	5,829	11,712
IPH Ltd.	80,700	429,584
James Hardie Industries plc *	13,326	390,544
JB Hi-Fi Ltd.	3,454	106,230
Lendlease Corp., Ltd.	2,087	12,133
Lynas Rare Earths Ltd. *	24,995	113,283
Magellan Financial Group Ltd.	10,181	63,998
Medibank Pvt Ltd.	190,261	449,188
Metcash Ltd.	17,549	42,496
Mirvac Group	86,982	137,110
National Storage REIT	1,018,870	1,591,413
SECURITY	NUMBER OF SHARES	VALUE ($)
NEXTDC Ltd. *	361,109	3,099,221
Northern Star Resources Ltd.	21,997	171,713
Nufarm Ltd.	3,357	12,153
Orica Ltd.	1,600	16,977
Orora Ltd.	16,435	39,699
Perpetual Ltd.	3,126	51,893
Pilbara Minerals Ltd.	79,504	260,101
Pinnacle Investment Management Group Ltd.	224,679	1,592,091
Platinum Asset Management Ltd.	35,592	37,977
Pro Medicus Ltd.	1,295	59,975
Qantas Airways Ltd. *	20,982	92,190
Qube Holdings Ltd.	38,450	76,107
REA Group Ltd.	1,670	177,042
Reece Ltd.	3,278	43,286
Region RE Ltd.	980,972	1,598,034
Rio Tinto Ltd.	10,613	840,388
SEEK Ltd.	6,662	111,723
Seven Group Holdings Ltd.	3,016	53,245
Sims Ltd.	5,212	53,166
Sonic Healthcare Ltd.	12,337	291,496
South32 Ltd.	86,920	228,877
Steadfast Group Ltd.	470,523	1,845,978
Stockland	63,341	180,017
Tabcorp Holdings Ltd.	72,100	51,147
Technology One Ltd.	78,446	831,147
Telstra Group Ltd.	71,395	204,348
The GPT Group	58,381	170,639
The Lottery Corp., Ltd.	33,913	118,014
The Star Entertainment Grp Ltd. *	12,160	8,599
TPG Telecom Ltd.	6,587	22,237
Treasury Wine Estates Ltd.	10,502	79,486
Vicinity Ltd.	111,617	148,406
Washington H Soul Pattinson & Co., Ltd.	6,050	134,235
Wesfarmers Ltd.	23,275	777,667
Whitehaven Coal Ltd.	26,019	121,574
WiseTech Global Ltd.	4,476	258,485
Woodside Energy Group Ltd.	44,898	1,157,254
Worley Ltd.	5,096	59,642
		42,049,663

Austria 0.0%
ANDRITZ AG	850	44,878
Erste Group Bank AG	1,354	51,176
OMV AG	4,003	180,351
Telekom Austria AG *	2,982	22,689
Verbund AG	1,273	105,477
Voestalpine AG	1,849	61,101
		465,672

Belgium 0.5%
Ackermans & van Haaren N.V.	231	40,221
Ageas S.A./N.V.	663	28,067
Anheuser-Busch InBev S.A./N.V.	69,600	3,981,513

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
D'ieteren Group	484	84,529
Elia Group S.A./N.V.	885	108,966
Euronav N.V.	25,070	411,891
Groupe Bruxelles Lambert N.V.	385	31,151
Proximus SADP *	2,541	19,481
Sofina S.A.	965	229,451
UCB S.A.	2,208	195,512
Umicore S.A.	4,782	141,619
Warehouses De Pauw CVA	4,128	121,971
		5,394,372

Brazil 1.5%
Direcional Engenharia S.A.	332,100	1,481,853
MercadoLibre, Inc. *	8,054	9,971,255
TOTVS S.A.	313,800	1,962,266
YDUQS Participacoes S.A. *	519,200	2,436,383
		15,851,757

Canada 6.3%
Agnico Eagle Mines Ltd.	6,939	363,776
Alamos Gold, Inc., Class A	228,095	2,817,782
Alimentation Couche-Tard, Inc.	21,839	1,105,655
ATS Corp. *	46,115	2,091,288
Barrick Gold Corp.	28,305	488,976
BCE, Inc.	4,449	192,178
Boyd Group Services, Inc.	12,974	2,383,560
Brookfield Infrastructure Corp., Class A	67,652	3,160,701
Canadian National Railway Co.	16,123	1,954,348
Canadian Natural Resources Ltd.	31,345	1,906,158
Canadian Tire Corp., Ltd., Class A	887	121,825
Capstone Copper Corp. *	329,980	1,724,159
Cenovus Energy, Inc.	23,703	450,818
CGI, Inc. *	4,144	421,110
Constellation Software, Inc.	344	726,781
Dollarama, Inc.	7,334	483,094
ERO Copper Corp. *	115,061	2,766,036
Fairfax Financial Holdings Ltd.	766	611,127
Finning International, Inc.	81,603	2,810,760
FirstService Corp.	9,355	1,465,274
Franco-Nevada Corp.	4,059	592,297
George Weston Ltd.	1,024	117,919
Hydro One Ltd.	4,592	129,543
IGM Financial, Inc.	3,558	110,870
Imperial Oil Ltd.	6,008	323,671
Innergex Renewable Energy, Inc.	311,318	3,057,345
Kinaxis, Inc. *	18,342	2,490,528
Loblaw Cos., Ltd.	2,517	223,326
Lundin Gold, Inc.	216,118	2,897,635
Magna International, Inc.	6,537	420,432
Metro, Inc.	4,428	238,316
Mullen Group Ltd.	229,687	2,762,549
Open Text Corp.	98,951	4,250,244
Pason Systems, Inc.	289,157	2,885,759
Restaurant Brands International, Inc.	6,112	467,935
Saputo, Inc.	3,293	69,523
Shopify, Inc., Class A *	22,912	1,548,393
Sigma Lithium Corp. *	69,776	2,723,357
SNC-Lavalin Group, Inc.	59,178	1,719,265
Spin Master Corp.	86,177	2,297,792
Stantec, Inc.	80,667	5,462,832
Suncor Energy, Inc.	34,877	1,091,287
The Descartes Systems Group, Inc. *	16,880	1,316,580
Thomson Reuters Corp. *	11,130	1,502,400
Tourmaline Oil Corp.	7,705	399,317
SECURITY	NUMBER OF SHARES	VALUE ($)
Waste Connections, Inc.	4,689	662,217
Wheaton Precious Metals Corp.	9,475	424,871
		68,231,609

China 2.1%
Alibaba Group Holding Ltd. *	558,520	7,137,538
Kanzhun Ltd., ADR *	105,492	1,970,591
Meituan, B Shares *	219,990	4,199,635
NIO, Inc., ADR *	91,441	1,399,047
Poly Property Services Co., Ltd., H Shares	137,400	734,383
Tencent Holdings Ltd.	62,400	2,867,974
Tongcheng Travel Holdings Ltd. *	1,030,400	2,500,381
Vipshop Holdings Ltd., ADR *	63,310	1,192,127
Xtep International Holdings Ltd.	674,000	751,137
		22,752,813

Denmark 1.9%
AP Moller - Maersk A/S, Class A	93	186,988
AP Moller - Maersk A/S, Class B	175	359,486
Carlsberg A/S, Class B	2,023	303,414
Coloplast A/S, Class B	4,064	505,181
Danske Bank A/S	2,288	54,329
Demant A/S *	2,384	94,871
DSV A/S	9,200	1,841,288
Genmab A/S *	7,779	3,206,500
H Lundbeck A/S	3,243	16,096
Jyske Bank A/S *	32,727	2,475,623
NKT A/S *	39,936	2,281,794
Novo Nordisk A/S, Class B	47,597	7,675,121
Novozymes A/S, Class B	4,670	234,216
Orsted A/S	4,722	410,906
Pandora A/S	2,985	298,595
Rockwool A/S, B Shares	193	51,909
Royal Unibrew A/S	1,180	101,991
Vestas Wind Systems A/S *	18,381	491,627
		20,589,935

Finland 0.7%
Elisa Oyj	3,710	193,534
Fortum Oyj	7,721	104,521
Huhtamaki Oyj	590	20,973
Kesko Oyj, B Shares	6,443	128,916
Kojamo Oyj	6,733	65,783
Kone Oyj, B Shares	12,043	617,719
Metso Oyj	190,826	2,168,560
Neste Oyj	12,679	466,778
Orion Oyj, B Shares	3,069	117,945
QT Group Oyj *	23,564	1,954,478
Stora Enso Oyj, R Shares	8,237	100,980
Valmet Oyj	58,599	1,554,381
Wartsila Oyj Abp	12,334	154,950
		7,649,518

France 8.6%
Accor S.A.	121,320	4,577,650
Aeroports de Paris	212	29,276
Airbus SE	9,226	1,358,990
Alstom S.A. (a)	3,862	118,255
Alten S.A.	17,069	2,458,513
Amundi S.A.	1,637	100,455
ArcelorMittal S.A.	16,409	474,577
Arkema S.A.	1,196	128,975
BioMerieux	1,138	122,164
BNP Paribas S.A.	121,803	8,032,640

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Bollore SE	10,862	68,677
Bouygues S.A.	3,957	141,746
Bureau Veritas S.A.	4,189	115,046
Capgemini SE	25,000	4,530,464
Carrefour S.A.	9,042	180,760
Cie de Saint-Gobain	8,486	573,920
Cie Generale des Etablissements Michelin S.C.A.	11,787	385,989
Clariane SE	288,141	2,243,689
Coface S.A.	112,123	1,642,477
Covivio S.A.	356	17,188
Danone S.A.	49,300	3,010,590
Dassault Aviation S.A.	736	142,976
Dassault Systemes SE	10,485	448,115
Edenred	34,537	2,243,191
Eiffage S.A.	1,164	121,100
Elis S.A.	193,478	3,997,276
Eurazeo SE	3,370	205,771
Eurofins Scientific SE	43,396	2,984,629
Euronext N.V.	297	22,606
Gecina S.A.	568	61,408
Hermes International	2,472	5,471,190
Interparfums S.A.	27,691	1,998,691
Ipsen S.A.	960	120,986
JCDecaux SE *	910	17,053
Kering S.A.	20,455	11,744,552
Klepierre S.A.	883	23,438
La Francaise des Jeux SAEM	2,602	99,337
L'Oreal S.A.	11,053	5,140,854
LVMH Moet Hennessy Louis Vuitton SE	5,120	4,755,290
Neoen S.A.	454	14,928
Publicis Groupe S.A.	40,270	3,246,784
Remy Cointreau S.A. *	510	87,546
Rexel S.A.	3,106	74,924
Rubis S.C.A.	107,395	2,648,183
Sartorius Stedim Biotech	753	235,592
SCOR SE	857	25,612
SEB S.A.	503	56,309
SES-imagotag S.A. *	8,796	1,137,577
SOITEC *	406	79,791
STMicroelectronics N.V.	17,553	938,846
Teleperformance	905	131,260
TotalEnergies SE	47,929	2,911,999
UbiSoft Entertainment S.A. *	1,145	38,508
Valeo S.A.	166,279	3,758,600
Verallia S.A.	51,581	2,286,348
Vivendi SE	17,301	154,469
Wendel SE	1,472	145,308
Worldline S.A. *	144,000	5,708,074
		93,591,162

Germany 9.9%
adidas AG	23,126	4,668,794
AIXTRON SE	49,071	1,946,778
Allianz SE	24,005	5,737,180
BASF SE	17,766	952,453
Bayer AG	121,023	7,077,839
Bayerische Motoren Werke AG	44,300	5,402,384
Bechtle AG	732	32,218
Beiersdorf AG	2,834	367,018
Brenntag SE	33,000	2,560,292
Carl Zeiss Meditec AG, Bearer Shares	1,022	118,430
Commerzbank AG	2,847	34,054
Continental AG	74,860	5,976,796
Covestro AG *	4,843	260,161
CTS Eventim AG & Co., KGaA	39,432	2,691,075
Daimler Truck Holding AG	141,731	5,319,206
Delivery Hero SE *	95,693	4,343,478
SECURITY	NUMBER OF SHARES	VALUE ($)
Dermapharm Holding SE	40,598	1,983,131
Deutsche Lufthansa AG *	3,234	32,619
DHL Group	20,779	1,068,523
Duerr AG	63,545	1,982,635
DWS Group GmbH & Co. KGaA	1,809	63,508
Eckert & Ziegler Strahlen- und Medizintechnik AG	25,464	1,007,785
Evonik Industries AG	3,866	80,076
Fielmann AG	29,799	1,530,984
Fraport AG Frankfurt Airport Services Worldwide *	340	17,964
Fresenius Medical Care AG & Co. KGaA	100,900	5,240,191
Fresenius SE & Co. KGaA	201,000	6,307,810
Friedrich Vorwerk Group SE	56,123	673,497
FUCHS SE	1,104	36,439
GEA Group AG	4,838	205,334
Gerresheimer AG	48,404	5,733,153
Heidelberg Materials AG	2,286	185,275
HelloFresh SE *	5,429	154,808
Henkel AG & Co. KGaA	41,380	2,891,727
Hugo Boss AG	39,951	3,225,985
Infineon Technologies AG	22,879	1,005,200
KION Group AG	43,925	1,840,590
Knorr-Bremse AG	1,176	82,717
LANXESS AG	369	12,445
LEG Immobilien SE *	2,303	162,828
Mercedes-Benz Group AG	90,694	7,243,087
Merck KGaA	2,070	363,751
METRO AG *	2,176	18,921
MTU Aero Engines AG	949	221,602
Nemetschek SE	1,464	106,534
Norma Group SE	38,003	670,507
Novem Group S.A.	142,728	1,710,531
Puma SE	1,670	112,861
QIAGEN N.V. *	4,609	216,261
Rational AG	153	114,529
Rheinmetall AG	866	245,291
RTL Group S.A. *	1,131	48,854
RWE AG	14,982	644,805
SAP SE	29,200	3,983,217
Sartorius AG	57	18,697
Scout24 SE	2,104	139,086
Siemens AG	23,900	4,073,567
Siemens Energy AG *	9,027	152,932
Sixt SE	169	20,378
Telefonica Deutschland Holding AG	19,011	51,223
ThyssenKrupp AG	244,749	1,945,846
United Internet AG	1,725	25,825
Volkswagen AG	388	62,009
Wacker Chemie AG	396	61,534
Zalando SE *	77,466	2,674,490
		107,939,718

Hong Kong 1.5%
ASMPT Ltd.	235,800	2,300,015
BOC Aviation Ltd.	2,600	21,794
Budweiser Brewing Co. APAC Ltd.	53,500	130,493
Cafe de Coral Holdings Ltd.	1,164,000	1,529,728
Chow Tai Fook Jewellery Group Ltd.	52,000	90,787
CK Asset Holdings Ltd.	33,500	194,001
CK Infrastructure Holdings Ltd.	9,000	47,694
CLP Holdings Ltd.	31,500	256,761
ESR Group Ltd.	36,200	63,478
First Pacific Co., Ltd.	44,000	15,953
Hang Lung Properties Ltd.	14,000	21,848
Henderson Land Development Co., Ltd.	14,000	43,276
Hong Kong & China Gas Co., Ltd.	203,000	174,145
Hongkong Land Holdings Ltd.	2,700	9,622

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hysan Development Co., Ltd.	4,000	9,452
Jardine Matheson Holdings Ltd.	3,900	192,642
JS Global Lifestyle Co., Ltd. *	31,000	5,522
Kerry Logistics Network Ltd.	9,500	11,730
Kerry Properties Ltd.	12,500	27,024
Lenovo Group Ltd.	162,000	186,492
L'Occitane International S.A.	8,500	26,117
Man Wah Holdings Ltd.	40,800	35,408
Minth Group Ltd.	590,000	1,888,613
MTR Corp., Ltd.	23,016	106,065
New World Development Co., Ltd.	5,000	12,365
Nexteer Automotive Group Ltd.	21,000	15,561
NWS Holdings Ltd.	16,000	18,351
Orient Overseas International Ltd.	4,500	75,196
PCCW Ltd.	55,000	28,121
Power Assets Holdings Ltd.	42,000	220,131
Prada S.p.A.	13,900	98,938
Samsonite International S.A. *	1,367,700	4,075,941
Sands China Ltd. *	29,600	114,034
SharkNinja, Inc. *	1,309	55,384
Sino Land Co., Ltd.	81,069	99,514
SITC International Holdings Co., Ltd.	40,000	87,646
SUNeVision Holdings Ltd.	3,278,000	1,703,699
Swire Pacific Ltd., A Shares	6,500	54,335
Swire Pacific Ltd., B Shares	15,000	20,091
Swire Properties Ltd.	10,800	27,101
The Bank of East Asia Ltd.	11,452	17,583
The Wharf Holdings Ltd.	12,000	28,155
United Energy Group Ltd.	204,000	25,771
Vitasoy International Holdings Ltd.	10,000	13,295
VTech Holdings Ltd.	3,700	23,074
Want Want China Holdings Ltd.	90,000	62,764
WH Group Ltd.	201,500	109,977
Wynn Macau Ltd. *	22,400	23,426
Xinyi Glass Holdings Ltd.	67,000	111,494
Yue Yuen Industrial Holdings Ltd.	1,081,500	1,449,057
		15,959,664

India 1.4%
Axis Bank Ltd.	159,632	1,853,247
KEI Industries Ltd.	62,408	1,846,006
Max Healthcare Institute Ltd. *	606,917	4,392,790
Prestige Estates Projects Ltd. *	412,687	2,956,574
Varun Beverages Ltd.	281,510	2,754,762
WNS Holdings Ltd., ADR *	21,577	1,491,187
		15,294,566

Indonesia 0.1%
Ace Hardware Indonesia Tbk PT	27,008,600	1,290,155
Bank Mandiri (Persero) Tbk PT	810,000	307,918
		1,598,073

Ireland 0.6%
Bank of Ireland Group plc	3,383	35,694
Glanbia plc	131,513	2,040,286
Kingspan Group plc	2,072	166,306
Ryanair Holdings plc, ADR *	42,121	4,318,666
		6,560,952

Israel 1.2%
Airport City Ltd. *	1,885	28,422
Alony Hetz Properties & Investments Ltd.	1,667	14,005
Amot Investments Ltd.	235,619	1,262,852
Ashtrom Group Ltd.	709	10,679
SECURITY	NUMBER OF SHARES	VALUE ($)
Azrieli Group Ltd.	968	55,084
Bezeq The Israeli Telecommunication Corp., Ltd.	46,965	62,137
Big Shopping Centers Ltd. *	217	20,409
CyberArk Software Ltd. *	10,752	1,784,940
Delek Group Ltd.	224	31,642
Elbit Systems Ltd.	470	99,939
Energix-Renewable Energies Ltd.	2,550	9,332
Enlight Renewable Energy Ltd. *	1,314	25,306
Fattal Holdings 1998 Ltd. *	113	11,924
ICL Group Ltd.	21,207	141,207
Inmode Ltd. *	71,696	3,076,475
Israel Corp., Ltd.	81	25,256
Kenon Holdings Ltd.	331	8,702
Kornit Digital Ltd. *	65,282	2,068,787
Melisron Ltd.	349	23,063
Mivne Real Estate KD Ltd.	14,601	38,494
Mizrahi Tefahot Bank Ltd.	1,019	36,791
Nice Ltd. *	1,784	388,324
Nova Ltd. *(b)	351	43,631
Nova Ltd. *(b)	19,208	2,380,640
Shikun & Binui Ltd. *	1,902	5,210
Shufersal Ltd. *	3,965	21,026
SolarEdge Technologies, Inc. *	4,101	990,228
Strauss Group Ltd. *	1,100	25,905
Teva Pharmaceutical Industries Ltd. *	17,450	146,073
The First International Bank of Israel Ltd.	392	16,571
The Phoenix Holdings Ltd.	1,294	13,277
Tower Semiconductor Ltd. *	2,499	92,681
		12,959,012

Italy 2.2%
A2A S.p.A.	35,629	67,979
Amplifon S.p.A.	1,614	54,605
Brembo S.p.A.	136,288	1,929,112
Buzzi S.p.A.	1,705	48,452
Davide Campari-Milano N.V.	9,650	129,782
De'Longhi S.p.A.	1,639	41,589
DiaSorin S.p.A.	106	11,892
Enel S.p.A.	140,683	970,037
Eni S.p.A.	49,755	759,603
Esprinet S.p.A.	49,112	288,847
Ferrari N.V.	19,440	6,232,204
FinecoBank Banca Fineco S.p.A.	3,639	56,504
Hera S.p.A.	16,462	51,115
Infrastrutture Wireless Italiane S.p.A.	4,691	58,829
Intercos S.p.A.	90,038	1,570,089
Interpump Group S.p.A.	1,223	66,542
Intesa Sanpaolo S.p.A.	2,457,600	7,106,562
Italgas S.p.A.	9,675	57,003
Leonardo S.p.A.	4,564	61,794
Mediobanca Banca di Credito Finanziario S.p.A.	3,218	42,885
Moncler S.p.A.	3,964	286,096
Pirelli & C S.p.A.	6,368	33,948
Poste Italiane S.p.A.	1,598	18,255
Prysmian S.p.A.	4,161	165,920
Recordati Industria Chimica e Farmaceutica S.p.A.	2,482	128,171
Reply S.p.A.	20,782	2,251,462
Stellantis N.V.	48,181	988,572
Telecom Italia S.p.A. *	113,645	32,761
Tenaris S.A.	7,619	126,609
		23,637,219

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Japan 13.5%
ABC-Mart, Inc.	800	44,294
Acom Co., Ltd.	12,600	30,977
Activia Properties, Inc.	6	17,473
Advance Residence Investment Corp.	13	31,676
Advantest Corp.	5,100	705,380
AEON REIT Investment Corp.	17	17,895
AGC, Inc.	3,900	140,921
Aica Kogyo Co., Ltd.	1,200	28,513
Ain Holdings, Inc.	600	21,333
Air Water, Inc.	3,000	42,251
Aisin Corp.	2,300	74,739
Alfresa Holdings Corp.	2,900	46,248
Amada Co., Ltd.	9,600	94,479
Amano Corp.	2,000	45,448
Amvis Holdings, Inc.	114,000	2,314,283
ANA Holdings, Inc. *	1,900	45,551
Anritsu Corp.	3,500	27,558
Aozora Bank Ltd.	800	16,453
Ariake Japan Co., Ltd.	400	14,593
As One Corp.	500	19,880
Asahi Intecc Co., Ltd.	2,600	53,355
Asahi Kasei Corp.	20,400	139,021
Asics Corp.	148,500	4,684,460
ASKUL Corp.	1,100	15,348
Astellas Pharma, Inc.	31,500	460,604
Azbil Corp.	3,600	113,599
Bandai Namco Holdings, Inc.	18,600	420,817
BayCurrent Consulting, Inc.	103,400	3,339,275
Benefit One, Inc.	1,400	14,465
Benesse Holdings, Inc.	900	11,759
Bic Camera, Inc.	1,500	11,268
BIPROGY, Inc.	700	17,181
Brother Industries Ltd.	4,100	63,910
Calbee, Inc.	1,700	32,962
Canon Marketing Japan, Inc.	800	20,995
Canon, Inc.	17,900	462,632
Capcom Co., Ltd.	5,900	265,305
Casio Computer Co., Ltd.	4,200	35,888
Chugai Pharmaceutical Co., Ltd.	15,900	473,204
COMSYS Holdings Corp.	1,300	25,985
Comture Corp.	133,300	1,895,236
Concordia Financial Group Ltd.	5,400	24,700
Cosmo Energy Holdings Co., Ltd.	1,300	40,307
Cosmos Pharmaceutical Corp.	300	34,664
Credit Saison Co., Ltd.	900	14,391
CyberAgent, Inc.	9,600	60,689
Dai Nippon Printing Co., Ltd.	5,600	159,185
Daicel Corp.	4,000	37,066
Daido Steel Co., Ltd.	500	21,436
Daifuku Co., Ltd.	8,826	188,763
Daiichikosho Co., Ltd.	1,600	32,319
Daikin Industries Ltd.	4,700	950,334
Daio Paper Corp.	1,200	10,316
Daito Trust Construction Co., Ltd.	1,900	204,380
Daiwa Office Investment Corp.	2	8,805
Daiwa Securities Group, Inc.	8,000	43,367
Daiwa Securities Living Investments Corp.	18	14,418
Dena Co., Ltd.	900	11,033
Denka Co., Ltd.	1,700	33,583
Dentsu Group, Inc.	3,500	117,115
Descente Ltd.	1,300	37,733
DIC Corp.	700	13,214
Digital Arts, Inc.	46,600	1,844,111
Disco Corp.	2,200	413,547
DMG Mori Co., Ltd.	1,500	25,524
Dowa Holdings Co., Ltd.	1,500	48,444
SECURITY	NUMBER OF SHARES	VALUE ($)
Ebara Corp.	2,300	108,693
Eisai Co., Ltd.	5,100	321,777
Electric Power Development Co., Ltd.	3,000	47,461
ENEOS Holdings, Inc.	68,100	247,076
en-japan, Inc.	92,900	1,836,253
Exeo Group, Inc.	1,599	33,246
Ezaki Glico Co., Ltd.	800	21,140
Fancl Corp.	2,000	35,027
FANUC Corp.	29,600	905,536
Fast Retailing Co., Ltd.	3,500	876,795
Food & Life Cos., Ltd.	97,700	1,922,434
FP Corp.	600	12,646
FP Partner, Inc. *	51,900	1,497,572
Frontier Real Estate Investment Corp.	5	16,613
Fuji Electric Co., Ltd.	2,100	94,940
Fujimi, Inc.	44,700	1,083,959
Fujitsu Ltd.	24,600	3,185,448
Fukuoka Financial Group, Inc.	900	21,686
GMO Financial Gate, Inc.	25,700	2,131,154
GMO Payment Gateway, Inc.	300	22,887
Goldwin, Inc.	1,100	90,324
GS Yuasa Corp.	800	16,098
GungHo Online Entertainment, Inc.	1,000	19,628
H.U. Group Holdings, Inc.	800	15,795
Hakuhodo DY Holdings, Inc.	1,300	14,956
Hamamatsu Photonics K.K.	4,000	192,725
Hankyu Hanshin Holdings, Inc.	2,900	96,346
Haseko Corp.	4,700	61,188
Heiwa Corp.	700	11,857
Hikari Tsushin, Inc.	200	29,677
Hino Motors Ltd. *	4,700	18,851
Hirose Electric Co., Ltd.	700	88,660
Hisamitsu Pharmaceutical Co., Inc.	1,300	41,544
Hitachi Construction Machinery Co., Ltd.	1,400	42,012
Horiba Ltd.	900	53,094
Hoshizaki Corp.	64,800	2,485,136
House Foods Group, Inc.	1,000	23,087
Hoya Corp.	9,100	1,059,780
Hulic Co., Ltd.	4,100	34,908
Ibiden Co., Ltd.	1,800	109,403
Idemitsu Kosan Co., Ltd.	6,600	139,371
IHI Corp.	2,000	49,175
Iida Group Holdings Co., Ltd.	700	12,280
Industrial & Infrastructure Fund Investment Corp.	20	20,933
Infomart Corp. *	309,100	921,139
Information Services International-Dentsu Ltd.	500	17,732
Inpex Corp.	22,900	295,690
Internet Initiative Japan, Inc.	157,800	2,938,150
Invincible Investment Corp.	9,652	3,998,681
Isetan Mitsukoshi Holdings Ltd.	1,500	16,273
Isuzu Motors Ltd.	7,800	101,328
ITOCHU Corp.	23,900	966,643
Itochu Techno-Solutions Corp.	1,900	48,154
Iwatani Corp.	834	44,518
Izumi Co., Ltd.	500	12,599
J. Front Retailing Co., Ltd.	2,500	24,334
Japan Airlines Co., Ltd.	1,300	28,146
Japan Airport Terminal Co., Ltd.	55,300	2,577,004
Japan Aviation Electronics Industry Ltd.	700	14,218
Japan Logistics Fund, Inc.	10	21,135
Japan Post Bank Co., Ltd.	2,400	19,967
Japan Post Insurance Co., Ltd.	1,100	17,776
Japan Prime Realty Investment Corp.	9	22,409
Japan Tobacco, Inc.	19,200	426,040
JCR Pharmaceuticals Co., Ltd.	900	8,552
JEOL Ltd.	1,200	41,160
JFE Holdings, Inc.	10,300	166,612

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
JGC Holdings Corp.	3,300	46,268
JMDC, Inc.	59,300	2,266,588
JSR Corp.	600	17,212
JTEKT Corp.	3,100	29,241
Justsystems Corp.	800	22,769
Kadokawa Corp.	1,400	34,703
Kagome Co., Ltd.	600	13,376
Kajima Corp.	5,000	79,012
Kakaku.com, Inc.	3,600	53,813
Kaken Pharmaceutical Co., Ltd.	506	12,599
Kamigumi Co., Ltd.	2,800	64,950
Kandenko Co., Ltd.	2,600	22,806
Kaneka Corp.	1,300	38,303
Kansai Paint Co., Ltd.	2,100	34,422
Kawasaki Heavy Industries Ltd.	2,100	53,557
Kawasaki Kisen Kaisha Ltd.	3,500	105,541
KDDI Corp.	46,400	1,365,631
Keihan Holdings Co., Ltd.	1,000	28,323
Keikyu Corp.	3,100	29,464
Keio Corp.	1,100	36,565
Keisei Electric Railway Co., Ltd.	1,500	62,258
Kenedix Office Investment Corp.	6	14,266
Kewpie Corp.	1,800	29,166
Keyence Corp.	6,100	2,737,326
Kikkoman Corp.	4,200	242,050
Kinden Corp.	3,700	51,029
Kobayashi Pharmaceutical Co., Ltd.	1,200	65,966
Kobe Bussan Co., Ltd.	1,500	39,953
Kobe Steel Ltd.	5,900	64,530
Koei Tecmo Holdings Co., Ltd.	3,900	66,733
Koito Manufacturing Co., Ltd.	6,400	117,679
Kokuyo Co., Ltd.	2,700	43,314
Komatsu Ltd.	125,300	3,510,208
Konami Group Corp.	2,900	162,680
Kose Corp.	800	78,341
Kotobuki Spirits Co., Ltd.	41,400	3,151,141
K's Holdings Corp.	2,200	20,192
Kuraray Co., Ltd.	5,500	55,344
Kurita Water Industries Ltd.	1,900	76,409
Kyocera Corp.	5,100	274,442
Kyowa Kirin Co., Ltd.	4,900	93,569
Kyudenko Corp.	107,500	3,100,133
Kyushu Electric Power Co., Inc. *	5,000	33,950
Kyushu Railway Co.	2,500	54,820
LaSalle Logiport REIT *	19	20,326
Lawson, Inc.	400	20,070
Lintec Corp.	1,400	23,105
Lion Corp.	5,200	49,686
Lixil Corp.	3,700	47,285
M3, Inc.	91,400	2,113,518
Mabuchi Motor Co., Ltd.	1,300	37,330
Mani, Inc.	1,200	15,431
Marubeni Corp.	24,300	430,231
Marui Group Co., Ltd.	2,300	41,203
Maruichi Steel Tube Ltd.	1,900	45,032
MatsukiyoCocokara & Co.	49,700	2,908,524
Mazda Motor Corp.	10,300	102,181
Medipal Holdings Corp.	3,100	53,154
Meidensha Corp.	155,700	2,320,914
MEIJI Holdings Co., Ltd.	3,800	87,795
Milbon Co., Ltd.	47,500	1,709,099
MINEBEA MITSUMI, Inc.	5,800	107,432
MISUMI Group, Inc.	8,600	157,329
Mitsubishi Chemical Group Corp.	21,100	126,217
Mitsubishi Electric Corp.	49,700	717,227
Mitsubishi Gas Chemical Co., Inc.	4,400	65,994
Mitsubishi HC Capital, Inc.	5,600	37,046
Mitsubishi Logistics Corp.	1,100	27,631
Mitsubishi Materials Corp.	1,700	30,388
SECURITY	NUMBER OF SHARES	VALUE ($)
Mitsubishi Motors Corp.	16,600	67,040
Mitsui & Co., Ltd.	30,400	1,186,514
Mitsui Chemicals, Inc.	2,700	77,636
Mitsui Fudosan Logistics Park, Inc. *	5	17,795
Mitsui High-Tec, Inc.	200	13,990
Mitsui Mining & Smelting Co., Ltd.	1,200	28,364
Mitsui O.S.K. Lines Ltd.	5,800	149,940
Miura Co., Ltd.	2,900	73,167
Money Forward, Inc. *	65,700	2,841,935
MonotaRO Co., Ltd.	7,000	85,434
Mori Hills Reit Investment Corp.	14	14,248
Morinaga & Co., Ltd.	1,000	32,462
m-up Holdings, Inc.	161,100	1,273,079
Murata Manufacturing Co., Ltd.	9,700	576,196
Musashi Seimitsu Industry Co., Ltd.	141,900	1,769,469
Nabtesco Corp.	3,400	72,119
Nagoya Railroad Co., Ltd.	2,100	33,815
Nankai Electric Railway Co., Ltd.	1,200	25,432
NEC Networks & System Integration Corp.	1,600	21,098
Nexon Co., Ltd.	12,200	232,769
Nextage Co., Ltd.	67,000	1,759,799
NGK Insulators Ltd.	5,000	61,321
NHK Spring Co., Ltd.	3,300	26,442
Nichirei Corp.	900	20,533
Nifco, Inc.	59,400	1,770,462
Nihon Kohden Corp.	1,100	28,995
Nihon M&A Center Holdings, Inc.	361,700	2,071,397
Nikon Corp.	5,200	68,732
Nintendo Co., Ltd.	32,300	1,461,082
Nippon Accommodations Fund, Inc.	5	23,700
Nippon Electric Glass Co., Ltd.	2,000	36,327
Nippon Express Holdings, Inc.	1,100	64,494
Nippon Kayaku Co., Ltd.	4,600	42,454
Nippon Sanso Holdings Corp.	2,100	50,781
Nippon Shinyaku Co., Ltd.	1,000	40,440
Nippon Shokubai Co., Ltd.	900	34,647
Nippon Steel Corp.	18,800	429,700
Nippon Yusen K.K.	10,700	260,290
Nishi-Nippon Railroad Co., Ltd.	1,100	19,869
Nissan Chemical Corp.	4,214	189,359
Nisshin Seifun Group, Inc.	2,500	31,003
Nissin Foods Holdings Co., Ltd.	1,700	143,336
Niterra Co., Ltd.	4,100	86,695
Nitori Holdings Co., Ltd.	2,300	281,641
Nitto Denko Corp.	4,500	319,999
Noevir Holdings Co., Ltd.	400	15,246
NOF Corp.	2,100	90,623
NOK Corp.	2,500	37,644
Nomura Real Estate Holdings, Inc.	1,000	24,803
NS Solutions Corp.	600	15,747
NSK Ltd.	5,400	34,952
Obayashi Corp.	10,300	95,232
OBIC Business Consultants Co., Ltd.	600	25,200
Obic Co., Ltd.	1,100	180,004
Odakyu Electric Railway Co., Ltd.	2,800	40,909
Oji Holdings Corp.	14,900	58,830
OKUMA Corp.	900	45,657
Ono Pharmaceutical Co., Ltd.	10,100	185,086
Open House Group Co., Ltd.	2,300	87,520
Oracle Corp. Japan	1,000	70,099
Oriental Land Co., Ltd.	17,000	652,010
Orix JREIT, Inc.	22	27,989
Osaka Gas Co., Ltd.	7,100	111,717
OSG Corp.	2,500	33,323
Otsuka Corp.	2,200	91,615
Otsuka Holdings Co., Ltd.	6,600	242,664
PALTAC Corp.	43,200	1,451,464
Pan Pacific International Holdings Corp.	8,300	164,104

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Park24 Co., Ltd. *	1,600	21,108
PeptiDream, Inc. *	1,800	22,915
Persol Holdings Co., Ltd.	5,400	106,815
Pigeon Corp.	1,800	24,312
Pola Orbis Holdings, Inc.	2,400	35,199
Prestige International, Inc.	299,500	1,222,195
Rakuten Group, Inc.	2,800	10,967
Recruit Holdings Co., Ltd.	122,300	4,235,940
Relo Group, Inc.	2,500	34,523
Renesas Electronics Corp. *	1,500	28,941
Rengo Co., Ltd.	2,800	17,834
Resonac Holdings Corp.	3,800	62,251
Resorttrust, Inc.	900	14,230
Ricoh Co., Ltd.	3,200	28,466
Rinnai Corp.	3,000	65,317
Rohm Co., Ltd.	1,700	159,304
Rohto Pharmaceutical Co., Ltd.	132,900	2,832,710
Ryohin Keikaku Co., Ltd.	7,200	93,493
Sankyo Co., Ltd.	1,300	54,992
Sankyu, Inc.	1,300	45,080
Sanrio Co., Ltd.	31,544	1,468,788
Santen Pharmaceutical Co., Ltd.	6,000	52,430
Sanwa Holdings Corp.	3,716	50,538
SCREEN Holdings Co., Ltd.	1,100	118,854
SCSK Corp.	1,800	29,925
Secom Co., Ltd.	5,700	382,498
Sega Sammy Holdings, Inc.	168,500	3,684,189
Seibu Holdings, Inc.	2,700	30,022
Seiko Epson Corp.	2,000	32,843
Seino Holdings Co., Ltd.	3,900	61,380
Sekisui Chemical Co., Ltd.	9,900	150,376
Sekisui House REIT, Inc. *	40	23,743
Seven Bank Ltd.	8,100	17,593
SG Holdings Co., Ltd.	11,100	161,988
SHIFT, Inc. *	100	23,656
Shikoku Electric Power Co., Inc. *	2,000	14,090
Shimadzu Corp.	8,200	249,041
Shimamura Co., Ltd.	700	69,325
Shimano, Inc.	2,500	376,818
Shimizu Corp.	5,200	35,826
Shin-Etsu Chemical Co., Ltd.	63,600	2,095,292
Shinko Electric Industries Co., Ltd.	1,900	76,819
Shionogi & Co., Ltd.	4,100	171,823
Shiseido Co., Ltd.	10,800	473,516
Shizuoka Financial Group, Inc.	2,500	20,880
SHO-BOND Holdings Co., Ltd.	1,000	40,615
Shochiku Co., Ltd.	200	15,304
Skylark Holdings Co., Ltd. *	1,600	20,703
SMC Corp.	1,700	888,357
SMS Co., Ltd.	1,400	29,737
Socionext, Inc.	24,000	2,839,809
Sohgo Security Services Co., Ltd.	9,500	58,083
Sojitz Corp.	3,000	71,227
Sotetsu Holdings, Inc.	800	15,481
Square Enix Holdings Co., Ltd.	2,300	106,534
Stanley Electric Co., Ltd.	3,900	72,069
Subaru Corp.	8,900	168,687
Sugi Holdings Co., Ltd.	800	35,665
SUMCO Corp.	3,700	53,916
Sumitomo Bakelite Co., Ltd.	800	34,818
Sumitomo Chemical Co., Ltd.	24,500	75,562
Sumitomo Forestry Co., Ltd.	3,700	89,281
Sumitomo Heavy Industries Ltd.	2,200	54,150
Sumitomo Metal Mining Co., Ltd.	5,800	200,304
Sumitomo Rubber Industries Ltd.	2,600	26,585
Sundrug Co., Ltd.	1,400	41,327
Suntory Beverage & Food Ltd.	2,500	88,993
Suzuken Co., Ltd.	1,700	49,636
Suzuki Motor Corp.	7,800	313,291
SECURITY	NUMBER OF SHARES	VALUE ($)
Sysmex Corp.	3,700	250,546
Systena Corp.	1,040,200	1,992,460
T&D Holdings, Inc.	2,400	39,021
Taisei Corp.	3,300	125,058
Taisho Pharmaceutical Holdings Co., Ltd.	700	26,990
Taiyo Yuden Co., Ltd.	42,200	1,258,375
Takara Bio, Inc.	800	9,830
Takashimaya Co., Ltd.	2,000	29,073
TechnoPro Holdings, Inc.	100,200	2,594,183
Teijin Ltd.	2,100	22,461
The Bank of Kyoto Ltd.	400	23,608
The Chiba Bank Ltd.	3,100	21,797
The Chugoku Electric Power Co., Inc. *	3,900	27,064
The Japan Steel Works Ltd.	1,400	29,164
The Kansai Electric Power Co., Inc.	11,100	145,824
The Yokohama Rubber Co., Ltd.	2,100	47,089
THK Co., Ltd.	1,800	36,086
TIS, Inc.	5,500	139,501
Tobu Railway Co., Ltd.	2,200	58,216
Toda Corp.	3,300	18,380
Toho Co., Ltd.	3,400	132,542
Toho Gas Co., Ltd.	1,700	31,852
Tohoku Electric Power Co., Inc. *	5,300	35,251
Tokai Carbon Co., Ltd.	3,300	29,359
Tokyo Century Corp.	500	19,584
Tokyo Electric Power Co. Holdings, Inc. *	21,000	83,392
Tokyo Electron Ltd.	11,600	1,741,008
Tokyo Gas Co., Ltd.	7,500	170,070
Tokyo Ohka Kogyo Co., Ltd.	49,800	3,145,447
Tokyo Tatemono Co., Ltd.	1,500	20,045
Tokyu Fudosan Holdings Corp.	3,100	18,429
Toppan, Inc.	5,000	117,693
Toray Industries, Inc.	23,400	131,026
Toshiba Corp.	9,600	309,948
Toshiba TEC Corp.	400	11,618
Tosoh Corp.	9,000	117,636
TOTO Ltd.	4,100	126,043
Toyo Seikan Group Holdings Ltd.	3,800	61,773
Toyo Suisan Kaisha Ltd.	71,100	2,940,847
Toyo Tire Corp.	1,700	23,018
Toyoda Gosei Co., Ltd.	700	14,941
Toyota Boshoku Corp.	1,300	23,718
Trend Micro, Inc.	2,800	132,288
TS Tech Co., Ltd.	2,400	31,007
Tsuruha Holdings, Inc.	400	30,718
UBE Corp.	1,200	21,903
Ulvac, Inc.	1,400	60,117
Unicharm Corp.	7,400	273,790
United Urban Investment Corp.	25	26,984
Ushio, Inc.	3,100	42,948
USS Co., Ltd.	6,629	114,947
Welcia Holdings Co., Ltd.	600	11,294
Yakult Honsha Co., Ltd.	2,800	155,360
Yamada Holdings Co., Ltd.	5,500	16,616
Yamaha Corp.	4,800	185,991
Yamaha Motor Co., Ltd.	6,300	184,772
Yamato Holdings Co., Ltd.	10,000	187,280
Yamato Kogyo Co., Ltd.	900	43,037
Yamazaki Baking Co., Ltd.	1,600	23,026
Yaskawa Electric Corp.	6,600	286,904
Yokogawa Electric Corp.	6,700	125,819
Zenkoku Hosho Co., Ltd.	2,800	98,292
Zensho Holdings Co., Ltd.	1,400	74,601
Zeon Corp.	4,200	45,298
ZOZO, Inc.	3,600	70,279
		146,919,533

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mexico 0.4%
Corp. Inmobiliaria Vesta SAB de C.V.	50,914	1,846,651
Vista Energy S.A.B. de C.V. *	81,453	2,125,923
		3,972,574

Netherlands 5.8%
Aalberts N.V.	2,105	94,987
ABN AMRO Bank N.V., GDR	1,583	26,916
Adyen N.V. *	4,381	8,131,200
Aegon N.V.	7,346	39,876
Akzo Nobel N.V.	28,479	2,436,322
Allfunds Group plc	2,868	18,699
AMG Critical Materials N.V.	60,680	2,480,901
Arcadis N.V.	44,139	1,935,140
ASM International N.V.	1,365	648,485
ASML Holding N.V.	28,968	20,748,874
ASR Nederland N.V.	733	33,226
B&S Group Sarl	227,959	1,003,817
Basic-Fit N.V. *	34,792	1,174,378
BE Semiconductor Industries N.V.	22,218	2,652,798
CTP N.V.	2,224	30,473
DSM-Firmenich AG	3,899	430,839
EXOR N.V.	50,099	4,681,528
Fugro N.V. CVA *	203,683	3,631,922
InPost S.A. *	3,358	40,127
JDE Peet's N.V.	1,295	39,071
Koninklijke KPN N.V.	63,646	230,288
Koninklijke Philips N.V.	17,342	360,256
Koninklijke Vopak N.V.	766	28,880
Marel HF	697,966	2,302,242
OCI N.V. *	2,857	81,424
Prosus N.V. *	85,389	6,754,899
Randstad N.V.	3,208	187,942
Redcare Pharmacy N.V. *	18,546	2,150,284
Signify N.V.	2,020	63,512
Universal Music Group N.V.	15,449	396,265
Wolters Kluwer N.V.	4,737	594,854
		63,430,425

New Zealand 0.3%
Auckland International Airport Ltd. *	13,998	73,073
Contact Energy Ltd.	479,514	2,475,989
EBOS Group Ltd.	507	12,150
Fisher & Paykel Healthcare Corp., Ltd.	16,328	249,280
Fletcher Building Ltd.	13,225	45,854
Infratil Ltd.	6,145	38,008
Kiwi Property Group Ltd.	39,303	23,210
Mainfreight Ltd.	2,619	110,456
Mercury NZ Ltd.	8,109	33,207
Meridian Energy Ltd.	25,045	87,905
Ryman Healthcare Ltd. *	6,239	26,426
SKYCITY Entertainment Group Ltd.	8,695	12,205
Spark New Zealand Ltd.	45,040	145,008
The a2 Milk Co., Ltd. *	20,564	70,503
		3,403,274

Norway 0.2%
Aker A.S.A., A Shares	1,007	64,032
Aker BP A.S.A.	9,606	269,089
Equinor A.S.A.	28,171	861,708
Gjensidige Forsikring A.S.A.	6,204	97,939
Kongsberg Gruppen A.S.A.	2,217	96,198
Leroy Seafood Group A.S.A.	5,359	22,296
Mowi A.S.A.	9,301	163,511
Nordic Semiconductor A.S.A. *	4,793	70,586
SECURITY	NUMBER OF SHARES	VALUE ($)
Norsk Hydro A.S.A.	25,995	170,252
Orkla A.S.A.	13,101	103,378
Salmar A.S.A.	842	38,899
Schibsted A.S.A., A Shares	865	18,531
Schibsted A.S.A., B Shares	945	18,531
Telenor A.S.A.	11,475	122,839
Tomra Systems A.S.A.	6,655	102,558
Var Energi A.S.A.	9,270	28,368
Yara International A.S.A.	3,429	140,047
		2,388,762

Panama 0.2%
Copa Holdings S.A., Class A	17,572	2,073,847

Poland 0.1%
Allegro.eu S.A. *	6,692	59,000
Dino Polska S.A. *	1,294	144,100
KGHM Polska Miedz S.A.	3,127	96,707
LPP S.A.	33	113,518
Orlen S.A.	14,750	262,898
Pepco Group N.V. *	1,973	17,002
Powszechna Kasa Oszczednosci Bank Polski S.A.	4,561	46,276
Powszechny Zaklad Ubezpieczen S.A.	2,879	29,115
		768,616

Portugal 0.0%
EDP - Energias de Portugal S.A.	46,409	216,815
EDP Renovaveis S.A.	3,176	60,664
Galp Energia, SGPS, S.A.	9,701	128,923
Jeronimo Martins, SGPS, S.A.	6,102	166,132
		572,534

Republic of Korea 2.9%
Amorepacific Corp.	828	73,134
AMOREPACIFIC Group	757	16,246
BGF retail Co., Ltd.	163	21,387
BNK Financial Group, Inc.	3,277	17,380
Celltrion Pharm, Inc. *	576	40,106
Celltrion, Inc.	3,428	394,382
Cheil Worldwide, Inc.	2,093	29,787
CJ CheilJedang Corp.	104	22,830
CJ Corp.	180	9,151
CJ ENM Co., Ltd. *	179	9,033
CJ Logistics Corp.	144	8,135
Coway Co., Ltd.	869	27,926
Daewoo Engineering & Construction Co., Ltd. *	4,178	14,821
DB Insurance Co., Ltd.	651	38,494
Dentium Co., Ltd.	12,772	1,440,376
DL E&C Co., Ltd.	709	17,023
DL Holdings Co., Ltd.	285	8,773
Dongsuh Cos., Inc.	978	13,884
Doosan Bobcat, Inc.	523	23,991
Ecopro BM Co., Ltd.	291	95,718
F&F Co., Ltd.	548	44,491
Fila Holdings Corp.	1,427	44,388
GS Engineering & Construction Corp.	818	9,384
GS Holdings Corp.	444	13,120
Hankook Tire & Technology Co., Ltd.	1,568	47,559
Hanmi Pharm Co., Ltd.	158	33,036
Hanon Systems	2,286	15,291
Hanwha Aerospace Co., Ltd.	754	72,339
Hanwha Corp.	638	15,443
HD Hyundai Co., Ltd.	594	28,685

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hite Jinro Co., Ltd.	607	9,663
HL Mando Co., Ltd.	479	17,347
HMM Co., Ltd.	9,035	124,014
Hotel Shilla Co., Ltd.	821	48,501
Hyundai Department Store Co., Ltd.	347	15,082
Hyundai Doosan Infracore Co., Ltd.	2,184	21,124
Hyundai Engineering & Construction Co., Ltd.	1,199	35,190
Hyundai Glovis Co., Ltd.	554	75,753
Hyundai Heavy Industries Co., Ltd. *	177	19,404
Hyundai Marine & Fire Insurance Co., Ltd.	820	18,411
Hyundai Mipo Dockyard Co., Ltd. *	339	24,843
Hyundai Mobis Co., Ltd.	1,717	313,724
Hyundai Wia Corp.	276	13,674
Industrial Bank of Korea	2,471	20,145
JYP Entertainment Corp.	43,774	4,686,569
Kakao Games Corp. *	317	7,845
KakaoBank Corp.	1,745	35,596
Kakaopay Corp. *	282	11,099
Kangwon Land, Inc.	3,463	42,386
KCC Corp.	59	9,818
KEPCO Plant Service & Engineering Co., Ltd.	654	17,346
Kia Corp.	7,483	485,642
Korea Aerospace Industries Ltd.	1,121	43,280
Korea Electric Power Corp. *	3,125	47,087
Korea Investment Holdings Co., Ltd.	904	34,640
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	558	54,013
Korea Zinc Co., Ltd.	229	88,711
Korean Air Lines Co., Ltd.	1,750	33,779
Krafton, Inc. *	449	60,524
KT&G Corp.	3,367	217,871
Kumho Petrochemical Co., Ltd.	347	32,677
L&F Co., Ltd.	16,249	3,284,016
LG Corp.	2,753	180,223
LG Display Co., Ltd. *	3,900	41,235
LG Electronics, Inc.	1,988	169,221
LG Energy Solution Ltd. *	879	386,172
LG H&H Co., Ltd.	261	87,571
LG Innotek Co., Ltd.	433	89,785
LG Uplus Corp.	3,806	29,873
Lotte Chemical Corp.	403	47,619
LOTTE Fine Chemical Co., Ltd.	408	20,742
Mirae Asset Securities Co., Ltd.	3,781	20,554
NAVER Corp.	34,435	6,135,193
NCSoft Corp.	385	83,524
NH Investment & Securities Co., Ltd.	2,332	18,110
NongShim Co., Ltd.	84	26,136
OCI Co., Ltd. *	54	5,770
OCI Holdings Co., Ltd.	121	10,385
Orion Corp.	618	55,005
Pan Ocean Co., Ltd.	4,883	18,310
People & Technology, Inc.	24,952	1,538,532
Posco International Corp.	1,101	77,910
S-1 Corp.	573	22,996
Samsung Biologics Co., Ltd. *	341	204,760
Samsung C&T Corp.	1,911	154,830
Samsung Card Co., Ltd.	657	14,683
Samsung Electro-Mechanics Co., Ltd.	1,524	173,856
Samsung Electronics Co., Ltd.	136,970	7,499,467
Samsung Engineering Co., Ltd. *	3,966	115,042
Samsung Heavy Industries Co., Ltd. *	4,457	31,590
Samsung Life Insurance Co., Ltd.	685	37,475
Samsung SDI Co., Ltd.	861	449,446
Samsung SDS Co., Ltd.	1,034	104,096
Samsung Securities Co., Ltd.	943	26,556
SD Biosensor, Inc.	656	6,666
SECURITY	NUMBER OF SHARES	VALUE ($)
Seegene, Inc.	787	14,387
Shinsegae, Inc.	119	17,838
SK Biopharmaceuticals Co., Ltd. *	396	25,287
SK Bioscience Co., Ltd. *	570	32,823
SK Hynix, Inc.	14,670	1,420,716
SK Square Co., Ltd. *	412	14,344
S-Oil Corp.	1,276	75,009
SSANGYONG C&E Co., Ltd.	2,250	9,337
Wemade Co., Ltd.	515	14,788
Yuhan Corp.	1,325	75,811
		32,179,760

Singapore 0.9%
CapitaLand Ascendas REIT	73,500	155,425
CapitaLand Ascott Trust	27,852	23,459
CapitaLand Integrated Commercial Trust	91,500	140,479
Capitaland Investment Ltd.	34,500	88,302
ComfortDelGro Corp., Ltd.	60,100	57,001
ESR-LOGOS REIT	8,703,937	2,257,440
Frasers Logistics & Commercial Trust	85,800	78,793
Genting Singapore Ltd.	142,500	100,794
Hutchison Port Holdings Trust, Class U	74,900	13,865
Jardine Cycle & Carriage Ltd.	2,200	56,782
Keppel Corp., Ltd.	18,200	101,069
Keppel DC REIT	40,400	66,581
Keppel REIT	20,300	13,897
Mapletree Industrial Trust	41,300	69,594
Mapletree Logistics Trust	73,100	92,931
Mapletree Pan Asia Commercial Trust	36,400	45,210
Nanofilm Technologies International Ltd.	1,392,200	1,194,150
NetLink NBN Trust	43,900	28,396
Olam Group Ltd.	9,400	9,274
SATS Ltd. *	1,307,576	2,753,600
Sembcorp Industries Ltd.	16,000	65,590
Sheng Siong Group Ltd.	1,276,100	1,574,079
Singapore Airlines Ltd.	23,500	133,128
Singapore Exchange Ltd.	55,200	403,501
Singapore Post Ltd.	32,700	12,298
Singapore Technologies Engineering Ltd.	35,200	98,824
Singapore Telecommunications Ltd.	124,500	249,755
Suntec Real Estate Investment Trust	30,600	29,693
UOL Group Ltd.	3,100	16,403
Venture Corp., Ltd.	6,300	71,026
Wilmar International Ltd.	26,200	76,130
		10,077,469

South Africa 0.4%
Aspen Pharmacare Holdings Ltd.	190,784	2,046,017
The Bidvest Group Ltd.	119,669	1,856,890
		3,902,907

Spain 0.9%
Acciona S.A.	225	33,727
Amadeus IT Group S.A.	50,500	3,622,673
Bankinter S.A.	4,007	25,925
Cia de Distribucion Integral Logista Holdings S.A.	52,413	1,458,395
Corp. ACCIONA Energias Renovables S.A.	605	19,043
Enagas S.A.	3,306	58,670
Endesa S.A.	7,450	159,675
Gestamp Automocion S.A.	332,984	1,616,637
Grifols S.A. *	1,236	18,157
Industria de Diseno Textil S.A.	33,759	1,292,221
Inmobiliaria Colonial Socimi S.A.	2,812	18,152
Merlin Properties Socimi S.A.	3,354	31,256

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Naturgy Energy Group S.A.	3,960	120,743
Redeia Corp S.A.	9,897	165,534
Repsol S.A.	27,697	422,862
Telefonica S.A.	83,750	356,839
		9,420,509

Sweden 4.0%
AddTech AB, B Shares	72,797	1,356,194
AFRY AB	152,280	2,113,289
Alfa Laval AB	4,105	153,665
Assa Abloy AB, B Shares	13,374	321,550
Atlas Copco AB, A Shares	57,156	811,952
Atlas Copco AB, B Shares	119,265	1,472,794
Axfood AB	1,202	30,626
Beijer Ref AB	1,325	18,018
Boliden AB *	6,642	195,336
Bravida Holding AB	242,459	1,948,668
Castellum AB *	6,039	68,773
Electrolux AB, B Shares *	2,199	27,160
Epiroc AB, A Shares	15,214	303,757
Epiroc AB, B Shares	9,022	153,275
EQT AB	16,477	393,588
Evolution AB	3,927	484,249
Fastighets AB Balder, B Shares *	13,929	64,999
Fortnox AB	300,612	1,845,105
Getinge AB, B Shares	3,843	71,607
H & M Hennes & Mauritz AB, B Shares	18,650	313,689
Hexpol AB	116,725	1,266,291
Holmen AB, B Shares	1,663	64,060
Husqvarna AB, B Shares	4,795	47,032
Industrivarden AB, A Shares	12,615	358,228
Industrivarden AB, C Shares	10,352	293,280
Indutrade AB	4,012	84,197
Investment AB Latour, B Shares	7,476	150,654
Investor AB, A Shares	30,960	628,748
Investor AB, B Shares	105,341	2,151,483
Kinnevik AB, B Shares *	77,457	1,057,187
L E Lundbergfortagen AB, B Shares	2,269	99,994
Lifco AB, B Shares	3,290	66,333
Lindab International AB	94,573	1,466,230
MIPS AB	31,998	1,448,705
Nibe Industrier AB, B Shares	17,794	160,284
Saab AB, B Shares	84,182	4,437,158
Sagax AB, B Shares	4,563	101,324
Sandvik AB	78,000	1,584,377
Securitas AB, B Shares	2,806	23,884
SKF AB, B Shares	229,642	4,375,237
Spotify Technology S.A. *	21,586	3,225,164
Svenska Cellulosa AB, S.C.A., B Shares	7,190	95,537
Sweco AB, B Shares	3,017	31,069
Swedish Orphan Biovitrum AB *	2,557	50,048
Tele2 AB, B Shares	9,332	70,219
Telefonaktiebolaget LM Ericsson, B Shares	61,668	310,219
Telia Co. AB	29,945	64,351
Trelleborg AB, B Shares	84,668	2,254,086
Vitrolife AB	91,276	1,354,401
Volvo AB, A Shares	3,347	75,896
Volvo AB, B Shares	189,588	4,182,049
Volvo Car AB, B Shares *	10,568	52,238
		43,778,257

Switzerland 4.6%
ABB Ltd.	43,713	1,754,094
Adecco Group AG	2,536	103,353
Bachem Holding AG	341	31,499
Baloise Holding AG	176	27,243
SECURITY	NUMBER OF SHARES	VALUE ($)
Banque Cantonale Vaudoise	125	14,030
Barry Callebaut AG	50	93,750
Belimo Holding AG	287	154,679
BKW AG	231	41,336
Burckhardt Compression Holding AG	2,564	1,511,068
Chocoladefabriken Lindt & Spruengli AG	2	243,071
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	23	281,295
Cie Financiere Richemont S.A., Class A	14,805	2,384,091
Clariant AG *	2,467	40,425
DKSH Holding AG	827	66,733
Dufry AG *	42,677	2,205,054
Emmi AG	45	44,039
EMS-Chemie Holding AG	229	191,135
Flughafen Zuerich AG	199	42,128
Geberit AG	1,133	642,980
Georg Fischer AG	1,709	116,718
Helvetia Holding AG	162	23,973
Holcim Ltd. *	64,837	4,518,939
Kuehne & Nagel International AG	1,637	512,211
Logitech International S.A.	4,231	299,127
Nestle S.A.	51,597	6,321,619
Novartis AG	80,676	8,446,546
Partners Group Holding AG	1,652	1,854,591
PSP Swiss Property AG	882	103,935
Roche Holding AG	31,619	9,803,513
Roche Holding AG, Bearer Shares	840	278,520
Schindler Holding AG	557	129,147
Schindler Holding AG, Participation Certificates	8,164	1,982,355
SGS S.A.	3,232	313,811
Sika AG	2,635	820,111
Sonova Holding AG	1,291	359,860
Straumann Holding AG	3,240	536,132
Swisscom AG	547	351,751
Tecan Group AG *	51	20,294
Temenos AG	1,286	110,600
The Swatch Group AG	1,392	83,593
The Swatch Group AG, Bearer Shares	8,063	2,580,486
VAT Group AG	833	354,064
		49,793,899

Taiwan 1.0%
Airtac International Group	8,297	246,776
ASPEED Technology, Inc.	5,600	414,361
Chroma ATE, Inc.	239,000	2,105,244
Gold Circuit Electronics Ltd.	297,000	1,609,829
Lotes Co., Ltd.	63,000	1,501,112
Poya International Co., Ltd.	94,940	1,546,390
Sinbon Electronics Co., Ltd.	95,000	1,018,814
Wiwynn Corp.	39,000	2,214,776
		10,657,302

Thailand 0.1%
Central Retail Corp. PCL	1,380,900	1,664,160

United Kingdom 13.7%
3i Group plc	67,612	1,715,395
Abcam plc, ADR *	55,806	1,308,093
abrdn plc	130,934	389,655
Admiral Group plc	20,247	552,804
Airtel Africa plc	23,954	35,844
Anglo American plc	37,132	1,141,875
Antofagasta plc	9,527	204,924
Ashtead Group plc	40,200	2,974,148
Associated British Foods plc	5,700	150,007

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Assura plc	4,455,070	2,707,766
Auto Trader Group plc	28,103	233,074
B&M European Value Retail S.A.	335,808	2,385,214
Barratt Developments plc	31,377	183,669
Berkeley Group Holdings plc	596	33,232
Bodycote plc	174,358	1,548,435
Britvic plc	194,053	2,153,961
Burberry Group plc	10,242	292,360
Centrica plc	101,541	179,946
Chemring Group plc	465,302	1,692,906
CNH Industrial N.V.	471,126	6,804,461
Coats Group plc	2,597,732	2,333,659
Coca-Cola HBC AG *	3,457	101,715
Compass Group plc	66,900	1,740,579
ConvaTec Group plc	535,766	1,435,393
Croda International plc	2,882	218,205
Darktrace plc *	259,586	1,231,101
DCC plc	1,996	115,566
Dechra Pharmaceuticals plc	1,517	72,319
Derwent London plc	1,052	28,588
Diageo plc	40,934	1,786,452
Diploma plc	163,148	6,785,693
Direct Line Insurance Group plc *	27,500	53,104
DS Smith plc	20,898	83,087
Dunelm Group plc	167,697	2,474,959
Endeavour Mining plc	2,605	62,770
Experian plc	16,709	645,729
Ferguson plc	4,697	755,373
Forterra plc	679,561	1,500,037
Fresnillo plc	4,965	39,349
Games Workshop Group plc	16,347	2,443,977
Glencore plc	1,062,902	6,463,968
Golar LNG Ltd.	23,682	571,210
Greggs plc	41,849	1,484,122
GSK plc	62,716	1,116,417
Haleon plc	129,040	556,991
Halma plc	7,857	225,636
Hargreaves Lansdown plc	26,869	293,979
Hikma Pharmaceuticals plc	3,385	90,904
Hill & Smith plc	153,821	3,116,638
Hiscox Ltd.	2,573	35,614
Howden Joinery Group plc	15,038	142,394
IMI plc	4,155	86,870
Imperial Brands plc	18,237	430,857
Inchcape plc	264,692	2,783,768
Indivior plc *	110,764	2,491,871
Informa plc	216,197	2,103,568
InterContinental Hotels Group plc	2,555	188,833
Intermediate Capital Group plc	134,218	2,422,370
Intertek Group plc	2,237	125,313
ITV plc	66,716	61,958
J Sainsbury plc	12,532	44,620
J.D. Sports Fashion plc	46,129	93,440
John Wood Group plc *	1,357,330	2,580,014
Johnson Matthey plc	4,471	103,402
Kainos Group plc	190,213	3,200,709
Kingfisher plc	40,659	128,213
Land Securities Group plc	15,861	131,722
Liberty Global plc, Class A *	132,300	2,456,811
Lloyds Banking Group plc	14,572,410	8,419,170
M&G plc	5,724	14,744
Melrose Industries plc	409,408	2,786,251
Mondi plc	11,738	205,892
Next plc	3,326	300,806
Ocado Group plc *	307,669	3,703,894
Pearson plc	9,941	109,963
Persimmon plc	9,716	144,447
Phoenix Group Holdings plc	1,671	11,806
Prudential plc	372,000	5,165,713
SECURITY	NUMBER OF SHARES	VALUE ($)
Reckitt Benckiser Group plc	40,292	3,018,356
RELX plc	32,785	1,103,435
Renishaw plc	884	44,245
Rightmove plc	27,056	198,239
Rio Tinto plc	34,412	2,274,555
RS Group plc	13,048	131,432
Schroders plc	850,355	5,016,919
Segro plc	39,118	383,339
Shell plc	157,113	4,761,742
Smiths Group plc	61,678	1,345,175
Smurfit Kappa Group plc	4,142	165,045
Spectris plc	87,822	3,963,189
Spirax-Sarco Engineering plc	1,842	263,074
SSE plc (a)	16,945	366,404
SSP Group plc *	808,763	2,611,421
St. James's Place plc	1,449	17,491
Tate & Lyle plc	1,289	12,349
Taylor Wimpey plc	107,596	157,936
TechnipFMC plc *	135,465	2,484,428
The British Land Co., plc	27,781	120,547
The Sage Group plc	24,725	297,407
The Unite Group plc	6,414	80,082
The Weir Group plc	154,212	3,631,958
Tritax Big Box REIT plc	1,335,973	2,368,956
Vesuvius plc	504,649	2,857,403
Victrex plc	142,314	2,825,676
Vodafone Group plc	407,479	387,618
Whitbread plc	2,481	111,449
Wise plc, Class A *	11,891	118,599
WPP plc	328,900	3,591,170
		149,699,961

United States 1.0%
Ginkgo Bioworks Holdings, Inc. *	180,171	452,229
Illumina, Inc. *	7,632	1,466,489
Moderna, Inc. *	29,086	3,422,259
NVIDIA Corp.	8,452	3,949,535
Tesla, Inc. *	7,085	1,894,741
		11,185,253
Total Common Stocks (Cost $874,819,760)		1,006,414,747

PREFERRED STOCKS 0.5% OF NET ASSETS

Germany 0.0%
Bayerische Motoren Werke AG	808	90,780
FUCHS SE	2,056	85,105
Henkel AG & Co. KGaA	3,596	277,490
Sartorius AG	533	219,905
		673,280

Italy 0.0%
Telecom Italia S.p.A. - RSP *	83,425	23,391

Republic of Korea 0.5%
Hyundai Motor Co., Ltd.	334	28,094
Hyundai Motor Co., Ltd. 2nd	346	29,430
LG Chem Ltd.	78	24,038
LG Electronics, Inc.	303	11,604

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
LG H&H Co., Ltd.	59	8,405
Samsung Electronics Co., Ltd.	113,794	5,125,367
		5,226,938
Total Preferred Stocks (Cost $6,858,918)		5,923,609

AFFILIATED INVESTMENT COMPANIES 3.7% OF NET ASSETS

United States 3.7%
Schwab Emerging Markets Equity ETF	1,524,984	39,817,332
Total Affiliated Investment Companies (Cost $45,166,700)		39,817,332

SHORT-TERM INVESTMENTS 3.1% OF NET ASSETS

Money Market Funds 3.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19% (c)	32,915,245	32,915,245
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19% (c)(d)	476,850	476,850
		33,392,095
Total Short-Term Investments (Cost $33,392,095)		33,392,095
Total Investments in Securities (Cost $960,237,473)		1,085,547,783

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/15/23	220	24,263,800	798,933

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $450,079.
(b)	Security is traded on separate exchanges for the same issuer.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
ETF —	Exchange-traded fund
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended July 31, 2023:
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/23	BALANCE OF SHARES HELD AT 7/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED INVESTMENT COMPANIES 3.7% OF NET ASSETS

United States 3.7%
Schwab Emerging Markets Equity ETF	$39,114,003	$—	($6,873,476)	($1,515,424)	$9,092,229	$39,817,332	1,524,984	$1,311,967

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the affiliated underlying fund.

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$401,471,347	$—	$401,471,347
Austria	22,689	442,983	—	465,672
Brazil	15,851,757	—	—	15,851,757
Canada	68,231,609	—	—	68,231,609
China	4,561,765	18,191,048	—	22,752,813
Germany	1,710,531	106,229,187	—	107,939,718
Hong Kong	55,384	15,904,280	—	15,959,664
India	1,491,187	13,803,379	—	15,294,566
Ireland	6,560,952	—	—	6,560,952
Israel	10,301,070	2,657,942	—	12,959,012
Italy	1,570,089	22,067,130	—	23,637,219
Mexico	3,972,574	—	—	3,972,574
Netherlands	3,775,969	59,654,456	—	63,430,425
New Zealand	82,708	3,320,566	—	3,403,274
Panama	2,073,847	—	—	2,073,847
Republic of Korea	5,770	32,173,990	—	32,179,760
South Africa	3,902,907	—	—	3,902,907
Sweden	3,255,790	40,522,467	—	43,778,257
Thailand	1,664,160	—	—	1,664,160
United Kingdom	24,274,034	125,425,927	—	149,699,961
United States	11,185,253	—	—	11,185,253
Preferred Stocks[1]	—	5,923,609	—	5,923,609
Affiliated Investment Companies[1]	39,817,332	—	—	39,817,332
Short-Term Investments[1]	33,392,095	—	—	33,392,095
Futures Contracts[2]	798,933	—	—	798,933
Total	$238,558,405	$847,788,311	$—	$1,086,346,716

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab International Opportunities Fund
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value (NAV) of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of the fund’s holdings

Schwab International Opportunities Fund
Notes to Portfolio Holdings (Unaudited) (continued)

may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87632JUL23